Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Oct. 22, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

											Average		Value of Initial Fixed $100
											Summary	Average	Investment Based On:(4)			MIP
	Summary	Summary	Summary	Summary					Compensation		Compensation	Compensation		Peer		Adjusted
	Compensation	Compensation	Compensation	Compensation		Compensation	Compensation	Compensation	Actually Paid		Table Total	Actually Paid	Total	Group Total	Net	Operating
Fiscal	Table Total for	Table Total for	Table Total for	Table Total for		Actually Paid	Actually Paid	Actually Paid	to Pessina		for Non-PEO	to Non-PEO	Shareholder	Shareholder	Income	Income
Year(1)	Wentworth($)(2)	Graham ($)(2)	Brewer ($)(2)	Pessina ($)(2)		to Wentworth ($)(3)	to Graham ($)(3)	to Brewer ($)(3)	($)(3)		NEOs ($)(2)	NEOs ($)(3)	Return ($)	Return ($)(5)	($MM)	($MM)(6)
2024	13,282,800	3,141,708	—	—	(7)	7,575,212	3,141,708	—	—	(7)	6,718,849	2,462,845	30.15	152.12	(15,448)	2,617
2023	–	–	14,134,190	—	(7)	—	—	(5,623,734)	—	(7)	6,435,561	1,783,258	76.73	127.30	(3,507)	4,054
2022	–	–	17,287,489	—	(7)	—	—	9,417,343	—	(7)	7,339,090	2,893,927	100.30	117.82	4,138	5,340
2021	–	–	28,333,498	131,064		—	—	27,102,414	9,904,497		7,244,678	12,344,332	138.96	126.35	2,512	5,575

(1)	The PEO and NEOs for the applicable fiscal years were as follows:
(a)	Fiscal 2024: Timothy Wentworth assumed the role of the Company’s PEO on October 23, 2023 and Ginger Graham served as PEO during fiscal 2024 until such date. The Company’s other NEOs for fiscal 2024 were: Stefano Pessina; Manmohan Mahajan; Ornella Barra; and Mary Langowski.
(b)	Fiscal 2023: Rosalind G. Brewer served as the Company’s PEO for the entirety of fiscal 2023 and the Company’s other NEOs were: Stefano Pessina; Manmohan Mahajan; Ornella Barra; John Driscoll; and James Kehoe.
(c)	Fiscal 2022: Rosalind G. Brewer served as the Company’s PEO for the entirety of fiscal 2022 and the Company’s other NEOs were: Stefano Pessina; James Kehoe; Ornella Barra; and John Standley.
(d)	Fiscal 2021: Rosalind G. Brewer assumed the role of the Company’s PEO on March 15, 2021 and Stefano Pessina served as PEO during fiscal 2021 until such date. The Company’s other NEOs for fiscal 2021 were: James Kehoe; Ornella Barra; John Standley; Marco Pagni; Alexander W. Gourlay; and James A. Skinner.
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Mr. Wentworth, Ms. Graham, Ms. Brewer and Mr. Pessina, in each case, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEOs for such years.
(3)	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation for fiscal 2024 of the adjustments for Mr. Wentworth, Ms. Graham and for the average of the other NEOs is set forth following the footnotes to this table.
(4)	Pursuant to rules of the SEC, the comparison assumes $100 was invested on August 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)	The TSR peer group consists of the S&P 500 Health Care Index, an independently prepared index that includes companies in the health care industry.
(6)	As noted in the “Compensation discussion and analysis,” for fiscal 2024, the CLP Committee determined that MIP adjusted operating income continues to be viewed as critical to driving stockholder value and, accordingly, was utilized as a component in the fiscal 2024 MIP. MIP Adjusted operating income for WBA represents our operating income, calculated in accordance with GAAP, as adjusted to reflect certain specified adjustments and intersegment transfers as approved by the CLP Committee in accordance with the terms of the MIP and as further described in the “Compensation discussion and analysis.” The CLP Committee reserves the right to make these adjustments to help ensure that certain items that are deemed non-operating or otherwise out of management’s control do not impact payouts in either a positive or negative manner in order to support the program objective of incenting operational performance with respect to key short-term performance goals. This measurement is calculated on a constant currency basis, eliminating the effects of variance to the Company’s budget currency rate in a manner consistent with internal management reporting.
(7)	Mr. Pessina’s compensation for fiscal 2022, fiscal 2023 and fiscal 2024 is included in the average NEO compensation amount since he was an NEO during, but did not serve as PEO for any portion of fiscal 2022, fiscal 2023 or fiscal 2024.

Company Selected Measure Name			MIP adjusted operating income
Named Executive Officers, Footnote
(1)	The PEO and NEOs for the applicable fiscal years were as follows:
(a)	Fiscal 2024: Timothy Wentworth assumed the role of the Company’s PEO on October 23, 2023 and Ginger Graham served as PEO during fiscal 2024 until such date. The Company’s other NEOs for fiscal 2024 were: Stefano Pessina; Manmohan Mahajan; Ornella Barra; and Mary Langowski.
(b)	Fiscal 2023: Rosalind G. Brewer served as the Company’s PEO for the entirety of fiscal 2023 and the Company’s other NEOs were: Stefano Pessina; Manmohan Mahajan; Ornella Barra; John Driscoll; and James Kehoe.
(c)	Fiscal 2022: Rosalind G. Brewer served as the Company’s PEO for the entirety of fiscal 2022 and the Company’s other NEOs were: Stefano Pessina; James Kehoe; Ornella Barra; and John Standley.
(d)	Fiscal 2021: Rosalind G. Brewer assumed the role of the Company’s PEO on March 15, 2021 and Stefano Pessina served as PEO during fiscal 2021 until such date. The Company’s other NEOs for fiscal 2021 were: James Kehoe; Ornella Barra; John Standley; Marco Pagni; Alexander W. Gourlay; and James A. Skinner.

Peer Group Issuers, Footnote
(5)	The TSR peer group consists of the S&P 500 Health Care Index, an independently prepared index that includes companies in the health care industry.

Adjustment To PEO Compensation, Footnote
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Mr. Wentworth, Ms. Graham, Ms. Brewer and Mr. Pessina, in each case, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEOs for such years.
(3)	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation for fiscal 2024 of the adjustments for Mr. Wentworth, Ms. Graham and for the average of the other NEOs is set forth following the footnotes to this table.

						Plus/(Minus)	(Minus) Fair
					Plus	Change in	Value as of
					Fair	Fair Value as	Prior Fiscal
				Plus/(Minus)	Value at	of Vesting	Year-End
				Change in	Vesting	Date of	of Stock	Plus
				Fair Value	of Stock	Stock Option	Options	Dollar
			Plus Fair	at Fiscal	Options	and Stock	and Stock	Value of
			Value at	Year-End of	and	Awards	Awards	Dividends
			Fiscal	Outstanding	Stock	Granted in	Granted	or Other
			Year-End of	and	Awards	Prior Years	in Prior	Earnings
			Outstanding	Unvested	Granted	for Which	Fiscal Years	Paid on
		(Minus) Grant	and	Stock	in Fiscal	Applicable	that Failed	Stock
		Date Fair	Unvested	Options	Year	Vesting	to Meet	Awards
		Value of Stock	Stock Option	and Stock	that	Conditions	Applicable	in Fiscal
		Option and	and Stock	Awards	Vested	Were	Vesting	Year and
	Summary	Stock Awards	Awards	Granted in	During	Satisfied	Conditions	Prior to	Equals
	Compensation	Granted in	Granted in	Prior Fiscal	Fiscal	During	During Fiscal	Vesting	Compensation
	Table Total	Fiscal Year	Fiscal Year	Years	Year	Fiscal Year	Year	Date	Actually Paid
Year	($)(A)	($)(B)	($)(C)	($)(D)	($)(E)	($)(F)	($)(G)	($)(H)	($)
Timothy Wentworth
2024	13,282,800	(11,600,744)	5,893,156	—	—	—	—	—	7,575,212
Ginger Graham
2024	3,141,708	—	—	—	—	—	—	—	3,141,708
Other Non-PEO NEOs (Average)(I)
2024	6,718,849	(5,032,367)	2,607,605	(1,680,897)	—	(150,345)	—	—	2,462,845
(A)	Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other Non-PEO NEOs, amounts shown represent averages.
(B)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(C)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, as computed for financial reporting purposes.
(D)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, as computed for financial reporting purposes.
(E)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(F)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(G)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(H)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(I)	See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 6,718,849	$ 6,435,561	$ 7,339,090	$ 7,244,678
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,462,845	1,783,258	2,893,927	12,344,332
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Mr. Wentworth, Ms. Graham, Ms. Brewer and Mr. Pessina, in each case, as applicable, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than the PEOs for such years.
(3)	To calculate CAP, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation for fiscal 2024 of the adjustments for Mr. Wentworth, Ms. Graham and for the average of the other NEOs is set forth following the footnotes to this table.

						Plus/(Minus)	(Minus) Fair
					Plus	Change in	Value as of
					Fair	Fair Value as	Prior Fiscal
				Plus/(Minus)	Value at	of Vesting	Year-End
				Change in	Vesting	Date of	of Stock	Plus
				Fair Value	of Stock	Stock Option	Options	Dollar
			Plus Fair	at Fiscal	Options	and Stock	and Stock	Value of
			Value at	Year-End of	and	Awards	Awards	Dividends
			Fiscal	Outstanding	Stock	Granted in	Granted	or Other
			Year-End of	and	Awards	Prior Years	in Prior	Earnings
			Outstanding	Unvested	Granted	for Which	Fiscal Years	Paid on
		(Minus) Grant	and	Stock	in Fiscal	Applicable	that Failed	Stock
		Date Fair	Unvested	Options	Year	Vesting	to Meet	Awards
		Value of Stock	Stock Option	and Stock	that	Conditions	Applicable	in Fiscal
		Option and	and Stock	Awards	Vested	Were	Vesting	Year and
	Summary	Stock Awards	Awards	Granted in	During	Satisfied	Conditions	Prior to	Equals
	Compensation	Granted in	Granted in	Prior Fiscal	Fiscal	During	During Fiscal	Vesting	Compensation
	Table Total	Fiscal Year	Fiscal Year	Years	Year	Fiscal Year	Year	Date	Actually Paid
Year	($)(A)	($)(B)	($)(C)	($)(D)	($)(E)	($)(F)	($)(G)	($)(H)	($)
Timothy Wentworth
2024	13,282,800	(11,600,744)	5,893,156	—	—	—	—	—	7,575,212
Ginger Graham
2024	3,141,708	—	—	—	—	—	—	—	3,141,708
Other Non-PEO NEOs (Average)(I)
2024	6,718,849	(5,032,367)	2,607,605	(1,680,897)	—	(150,345)	—	—	2,462,845
(A)	Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Other Non-PEO NEOs, amounts shown represent averages.
(B)	Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(C)	Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, as computed for financial reporting purposes.
(D)	Represents the change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards held by the applicable NEO as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year, as computed for financial reporting purposes.
(E)	Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(F)	Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(G)	Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(H)	Represents the dollar value of any dividends or other earnings paid on stock awards in the indicated fiscal year and prior to the vesting date that are not otherwise included in the total compensation for the indicated fiscal year. The Company does not pay dividends or other earnings on unvested stock awards.
(I)	See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance measures used to link company performance and CAP to the NEOs

Below is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link CAP to the NEOs for fiscal 2024 to Company performance. As noted in “—Compensation discussion and analysis,” the Company used both financial and non-financial performance measures in order to link compensation paid to NEOs to Company performance in fiscal 2024. Please see “—Compensation discussion and analysis” for further information regarding how each of these performance measures are calculated as well as the Company’s use of non-financial goals in its executive compensation program.

●	MIP Adjusted Operating Income
●	Free Cash Flow
●	U.S. Healthcare MIP Adjusted Operating Income for Ms. Langowski
●	U.S. Healthcare Free Cash Flow for Ms. Langowski

Total Shareholder Return Amount			$ 30.15	76.73	100.30	138.96
Peer Group Total Shareholder Return Amount			152.12	127.30	117.82	126.35
Net Income (Loss)			$ (15,448,000,000)	$ (3,507,000,000)	$ 4,138,000,000	$ 2,512,000,000
Company Selected Measure Amount			2,617,000,000	4,054,000,000	5,340,000,000	5,575,000,000
PEO Name	Ginger Graham	Timothy Wentworth
Measure:: 1
Pay vs Performance Disclosure
Name			MIP Adjusted Operating Income
Non-GAAP Measure Description
(6)	As noted in the “Compensation discussion and analysis,” for fiscal 2024, the CLP Committee determined that MIP adjusted operating income continues to be viewed as critical to driving stockholder value and, accordingly, was utilized as a component in the fiscal 2024 MIP. MIP Adjusted operating income for WBA represents our operating income, calculated in accordance with GAAP, as adjusted to reflect certain specified adjustments and intersegment transfers as approved by the CLP Committee in accordance with the terms of the MIP and as further described in the “Compensation discussion and analysis.” The CLP Committee reserves the right to make these adjustments to help ensure that certain items that are deemed non-operating or otherwise out of management’s control do not impact payouts in either a positive or negative manner in order to support the program objective of incenting operational performance with respect to key short-term performance goals. This measurement is calculated on a constant currency basis, eliminating the effects of variance to the Company’s budget currency rate in a manner consistent with internal management reporting.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			U.S. Healthcare MIP Adjusted Operating Income for Ms. Langowski
Measure:: 4
Pay vs Performance Disclosure
Name			U.S. Healthcare Free Cash Flow for Ms. Langowski
Timonthy Wentworth
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,282,800
PEO Actually Paid Compensation Amount			7,575,212
Ginger Graham
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,141,708
PEO Actually Paid Compensation Amount			3,141,708
Rosalind G. Brewer
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 14,134,190	$ 17,287,489	$ 28,333,498
PEO Actually Paid Compensation Amount				$ (5,623,734)	$ 9,417,343	27,102,414
Stefano Pessina
Pay vs Performance Disclosure
PEO Total Compensation Amount						131,064
PEO Actually Paid Compensation Amount						$ 9,904,497
PEO | Timonthy Wentworth | (Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,600,744)
PEO | Timonthy Wentworth | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,893,156
Non-PEO NEO | (Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,032,367)
Non-PEO NEO | Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,607,605
Non-PEO NEO | Plus/(Minus) Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Options and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,680,897)
Non-PEO NEO | Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (150,345)